19. Income Taxes	12 Months Ended
Jun. 30, 2024
Notes
19. Income Taxes

19. Income Taxes

The reconciliation of the combined Canadian federal and provincial statutory income tax rate of 27% (2023 and 2022 – 27%) to the effective tax rate is as follows:

	June 30, 2024	June 30, 2023	June 30, 2022
	$	$	$
Net loss before income tax	(6,850,918)	(15,462,945)	(9,446,454)
Combined federal and provincial statutory income tax rates	27%	27%	27%
Expected income tax recovery at statutory rates	1,849,748	4,174,995	2,550,543
Non-deductible differences	1,195,284	(225,472)	(1,102,753)
Flow through expenditures	(663,475)	-	-
True-up of prior year amounts	578,598	-	-
Change in unrecognized deductible temporary differences	(2,960,155)	(3,949,523)	(1,447,790)
Total income tax recovery	-	-	-

19. Income Taxes (continued)

Unrecognized deductible temporary differences

The income tax benefit of the following deductible temporary differences has not been recorded in these financial statements because of the uncertainty of their recovery:

	2024	2023	2022
	$	$	$
Non-capital losses carried forward	7,155,193	5,226,507	1,110,151
Exploration and evaluation assets	916,213	(100,081)	(100,058)
Other items	508,668	493,493	660,396
	8,580,074	5,619,919	1,670,489

Non-capital losses carried forward

The Company has non-capital tax losses available to reduce taxes in future years of approximately $26,500,000 (2023 – $19,357,000; 2022 - $4,112,000).  These losses have expiry dates between 2038 and 2044.

Tax attributes are subject to review, and potential adjustment, by tax authorities.